Condensed Consolidated Statement of Stockholders' Equity (Deficit) (Unaudited) (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit Prior to Exploration Stage [Member]	Accumulated Deficit During Exploration Stage [Member]	Total
Balance, Amount at Dec. 31, 2011	$ 89,120	$ 47,765,350	$ (20,009,496)	$ (19,016,551)	$ 8,828,423
Balance, Shares (in Shares) at Dec. 31, 2011	89,119,405
Shares issued for directors fees and other services	103	150,956			151,059
Shares issued for directors fees and other services (in Shares)	103,580
Net Loss				(9,732,399)	(9,732,399)
Balance, Amount at Dec. 31, 2012	90,619	52,634,064	(20,009,496)	(28,748,950)	3,966,237
Balance, Shares (in Shares) at Dec. 31, 2012	90,619,444
Shares issued for directors fees and other services	270	316,205			316,475
Shares issued for directors fees and other services (in Shares)	269,812
Net Loss				(13,063,526)	(13,063,526)
Balance, Amount at Dec. 31, 2013	94,646	63,213,893	(20,009,496)	(41,812,476)	1,486,567
Balance, Shares (in Shares) at Dec. 31, 2013	94,646,013
Shares issued for directors fees and other services	409	326,860			327,269
Shares issued for directors fees and other services (in Shares)	408,539
Net Loss				(10,316,317)	(10,316,317)
Balance, Amount at Dec. 31, 2014	95,055	64,526,469	(20,009,496)	(52,128,793)	(7,516,765)
Balance, Shares (in Shares) at Dec. 31, 2014	95,054,552
Shares issued for directors fees and other services	145	117,728			117,873
Shares issued for directors fees and other services (in Shares)	145,495
Stock-based compensation expense for consultants and directors	250	99,688			99,938
Stock-based compensation expense for consultants and directors (in Shares)	250,000
Net Loss				(4,194,465)	(4,194,465)
Balance, Amount at Mar. 31, 2015	$ 95,450	$ 64,743,885	$ (20,009,496)	$ (56,323,258)	$ (11,493,419)
Balance, Shares (in Shares) at Mar. 31, 2015	95,450,047